Document and Entity Information	0 Months Ended
Jul. 12, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 12, 2013
Registrant Name	Stone Ridge Trust
Central Index Key	0001559992
Amendment Flag	false
Document Creation Date	Jul. 12, 2013
Document Effective Date	Jul. 12, 2013
Prospectus Date	Jul. 12, 2013
Stone Ridge Reinsurance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	SREIX
Stone Ridge Reinsurance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	SREMX
Stone Ridge High Yield Reinsurance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	SHRIX
Stone Ridge High Yield Reinsurance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	SHRMX